STOCK WARRANTS (Tables)	12 Months Ended
Jun. 30, 2019
Stock Option And Warrants [Abstract]
Schedule of warrants issued and outstanding

As of June 30, 2018 and 2019, the following warrants were issued and outstanding (in thousands except per share amounts):

	Number of Warrants Issued and Outstanding		Weighted average exercise price per share	Expiration date
	June 30, 2018	June 30, 2019
Series B redeemable convertible preferred stock warrants	103	51	$1.46	January 2020
Series D redeemable convertible preferred stock warrants	12	12	$2.50	May 2020
Common stock warrants	-	63	$6.40	April 2024

Total	115	126